Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
11.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Deposit due to third-parties	22,612,238	21,395,705	3,111,876
Customer advances	40,555,351	40,017,637	5,820,324
Unearned income	62,337,147	—	—
Payable to dealers	57,622,356	21,117,295	3,071,383
Payable to employees	73,959,819	14,638,310	2,129,054
Payable to suppliers	9,358,099	16,822,349	2,446,709
Other tax payables	30,700,490	7,193,894	1,046,308
Accrued professional service fees	12,358,652	6,220,691	904,762
Interest payable	—	27,056,523	3,935,208
Amount due to third-parties	—	25,606,535	3,724,316
Others	19,018,583	31,389,562	4,565,423

	328,522,735	211,458,501	30,755,363